General and Administrative (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of General and Administrative Expense

	For the years ended
	December 31, 2025	December 31, 2024	December 31, 2023
Salaries and compensation	$2,457,882	$3,942,187	$3,391,346
Royalties	303,314	773,021	2,242,613
Professional fees	267,207	648,528	820,047
Investor relations	10,010	210,464	236,441
Office	132,026	178,592	230,472
Advertising	45,356	167,671	123,293
Filing and transfer fees	32,445	92,502	111,987
Travel	52,562	147,161	114,335
Penalties	-	53	19,763
Bank charges and other	18,809	22,714	4,675
Third party liability claim	1,880,855	-	-
	$5,200,466	$6,182,893	$7,294,972